Additional information on operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Depreciation, Amortization and Impairment Charges

Depreciation, amortization and impairment charges are included in the following line items of the 2018 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill
Cost of sales	2 841	67	—
Distribution expenses	186	3	—
Sales and marketing expenses	420	165	—
Administrative expenses	309	260	—
Other operating expenses	8	—	—

Depreciation, amortization and impairment	3 764	496	—

Depreciation, amortization and impairment charges are included in the following line items of the 2017 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill
Cost of sales	2 817	40	—
Distribution expenses	199	4	—
Sales and marketing expenses	425	196	—
Administrative expenses	337	248	—
Other operating expenses	4	—	6

Depreciation, amortization and impairment	3 782	488	6

Depreciation, amortization and impairment charges are included in the following line items of the 2016 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill
Cost of sales	2 292	21	—
Distribution expenses	143	1	—
Sales and marketing expenses	363	208	—
Administrative expenses	222	218	—
Other operating expenses	2	1	—

Depreciation, amortization and impairment	3 025	452	—